STATEMENT OF CASH FLOWS - Schedule of obtained (payments) of flows related to financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Line Items]
Capital raising	$ 1,349,140	$ 1,750,060
Payments Capital	(1,486,430)	(2,348,580)	$ (567,363)
Payments Interest	(600,740)	(717,634)	(594,234)
Aircraft financing
Supplemental Cash Flow Information [Line Items]
Capital raising	559,020	99,000
Payments Capital	(323,072)	(198,774)	(251,388)
Payments Interest	(77,079)	(69,249)	(76,497)
Lease liability
Supplemental Cash Flow Information [Line Items]
Capital raising	0	0
Payments Capital	(463,358)	(344,038)	(225,358)
Payments Interest	(311,162)	(288,176)	(173,924)
Non-aircraft financing
Supplemental Cash Flow Information [Line Items]
Capital raising	790,120	1,651,060
Payments Capital	(700,000)	(1,805,768)	(90,617)
Payments Interest	$ (212,499)	$ (360,209)	$ (343,813)